Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Eneti Vessels [Member]	Common Stock [Member] E.R. Vessels [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Eneti Vessels [Member]	Additional Paid-in Capital [Member] E.R. Vessels [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total	Eneti Vessels [Member]	E.R. Vessels [Member]
Beginning balance, value at Dec. 31, 2019	$ 961			$ 2,544,342			$ (0)	$ (1,001,170)	$ (93)	$ 1,544,040
Beginning balance, shares at Dec. 31, 2019	96,073,197
Net income / (loss)	$ (0)			(0)			(0)	9,660	(0)	9,660
Other comprehensive income / (loss)							(3,993)			(3,993)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11), shares	1,073,490
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11)	$ 10			4,614						4,624
Dividends declared ($0.5, $2.25 and $6.5 per share for the years 2020, 2021 and 2022) (Note 9)	$ 0			0			0	(4,804)	0	(4,804)
Ending balance, shares at Dec. 31, 2020	97,146,687
Ending balance, value at Dec. 31, 2020	$ 971			2,548,956			(3,993)	(996,314)	(93)	1,549,527
Net income / (loss)	$ (0)			(0)			(0)	680,530	(0)	680,530
Other comprehensive income / (loss)							10,926			10,926
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11), shares	521,310
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11)	$ 5			10,330						10,335
Dividends declared ($0.5, $2.25 and $6.5 per share for the years 2020, 2021 and 2022) (Note 9)	0			0			0	(230,473)	0	(230,473)
Stock Issued During Period, Value, Acquisitions		$ 30	$ 21		$ 47,545	$ 22,147					$ 47,575	$ 22,168
Stock Issued During Period, Shares, Acquisitions		3,000,000	2,100,000
Offering Expenses	0			(292)			0	0	0	(292)
Cancellation of treasury stock (Note 9)	$ (0)			(93)			(0)	(0)	93	(0)
Cancellation of treasury stock (Note 9), shares	(6,971)
Repurchase of common shares (Note 9), shares	(466,268)
Repurchase of common shares (Note 9)	$ (4)			(10,274)						(10,278)
Ending balance, shares at Dec. 31, 2021	102,294,758
Ending balance, value at Dec. 31, 2021	$ 1,023			2,618,319			6,933	(546,257)	(0)	2,080,018
Net income / (loss)	$ (0)			(0)			(0)	565,999	(0)	565,999
Other comprehensive income / (loss)							14,029			14,029
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11), shares	697,979
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11)	$ 7			28,474						28,481
Dividends declared ($0.5, $2.25 and $6.5 per share for the years 2020, 2021 and 2022) (Note 9)	$ 0			0			0	(668,464)	0	(668,464)
Repurchase of common shares (Note 9), shares	(790,011)
Repurchase of common shares (Note 9)	$ (8)			(20,060)						(20,068)
Equity offerings, net (Note 9)	$ 7			19,340			(0)	(0)	(0)	19,347
Equity offerings, net (Note 9), shares	654,690
Ending balance, shares at Dec. 31, 2022	102,857,416
Ending balance, value at Dec. 31, 2022	$ 1,029			$ 2,646,073			$ 20,962	$ (648,722)	$ (0)	$ 2,019,342